Interest income / (expense)	12 Months Ended
Dec. 31, 2014
Banking and Thrift, Interest [Abstract]
Interest income / (expense)
(17)	Interest income / (expense)

	2012	2013	2014
Interest income on cash and cash equivalents	444	261	281
Other interest income	751	987	415

Interest income	1,195	1,248	696

Interest on borrowing	121,665	142,649	189,733
Amortization of debt issuance costs	9,457	18,766	24,277
Less: interest capitalized	(5,797)	(7,055)	(7,430)

Net interest expense	125,325	154,360	206,580